COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES	19. COMMITMENTS AND CONTINGENCIES As of December 31, 2020, 2021 and 2022, there was no commitments and contingencies.